Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings
Borrowings

15.Borrowings

	December 31, 2022			December 31, 2021
	Principal	Carrying	Fair	Principal	Carrying	Fair
		value(a)	value(b)		value(a)	value(b)
Borrowings - holding company
Fairfax unsecured notes(d):
4.875% due August 13, 2024	282.5	281.6	277.0	282.5	281.1	301.7
4.95% due March 3, 2025 (Cdn$350.0)	258.3	257.2	255.2	277.1	275.4	299.6
8.30% due April 15, 2026(e)	91.8	91.7	98.2	91.8	91.7	113.3
4.70% due December 16, 2026 (Cdn$450.0)	332.1	331.0	323.7	356.3	354.8	387.9
4.25% due December 6, 2027 (Cdn$650.0)	479.7	478.6	455.8	514.6	513.1	551.4
2.75% due March 29, 2028 (€750.0)	800.5	792.2	698.3	852.9	842.4	926.3
4.85% due April 17, 2028	600.0	596.9	568.1	600.0	596.3	668.5
4.23% due June 14, 2029 (Cdn$500.0)	369.0	367.7	342.7	395.8	394.2	424.4
4.625% due April 29, 2030	650.0	646.4	591.1	650.0	645.9	730.0
3.375% due March 3, 2031	600.0	586.8	492.8	600.0	585.1	620.7
3.95% due March 3, 2031(Cdn$850.0)	627.4	623.2	549.4	672.9	668.0	701.3
5.625% due August 16, 2032(1)	750.0	743.6	707.1	—	—	—
7.75% due July 15, 2037(e)	91.3	90.7	95.2	91.3	90.6	125.4
Revolving credit facility(2)	—	—	—	—	—	—
	5,932.6	5,887.6	5,454.6	5,385.2	5,338.6	5,850.5
Borrowings - insurance and reinsurance companies
Allied World 4.35% senior notes due October 29, 2025	500.0	502.9	477.7	500.0	503.9	536.9
Allied World revolving credit facility and other borrowings	16.8	19.8	16.9	17.4	20.6	21.1
Zenith National 8.55% debentures due August 1, 2028(d)	38.5	38.3	38.5	38.5	38.3	38.3
Brit 3.6757% subordinated notes due December 9, 2030 (£135.0)	162.4	162.4	120.6	182.9	182.9	174.5
Brit floating rate revolving credit facility	10.0	10.0	10.0	45.0	45.0	45.0
	727.7	733.4	663.7	783.8	790.7	815.8
Borrowings - non-insurance companies(c)
Fairfax India 5.00% unsecured senior notes due 2028	441.6	438.9	400.7	441.6	438.4	440.3
Fairfax India subsidiary borrowings	122.6	122.2	122.2	91.9	91.3	91.3
AGT credit facilities, senior notes and loans(3)	511.9	508.4	498.8	491.8	488.9	488.9
Recipe term loans and credit facilities(4)	464.0	461.5	436.7	359.0	356.9	356.9
Boat Rocker demand loans and revolving credit facilities	155.4	155.2	155.4	93.8	93.1	93.1
Loans and revolving credit facilities primarily at floating rates(5)	317.7	317.7	317.7	155.2	155.1	155.1
	2,013.2	2,003.9	1,931.5	1,633.3	1,623.7	1,625.6
Total debt	8,673.5	8,624.9	8,049.8	7,802.3	7,753.0	8,291.9
(a)	Principal net of unamortized issue costs and discounts (premiums).
(b)	Based principally on quoted market prices with the remainder based on discounted cash flow models using market observable inputs (Levels 1 and 2 respectively in the fair value hierarchy).
(c)	These borrowings are non-recourse to the holding company.
(d)	Issuer may redeem any time at prices specified in the instrument’s offering document, except those disclosed in footnote (e) below.

(e)Not redeemable prior to the contractual maturity date.

During 2022 the company and its subsidiaries completed the following debt transactions:

Holding company

(1)	On August 16, 2022 the company completed an offering of $750.0 principal amount of 5.625% unsecured senior notes due August 16, 2032 for net proceeds of $743.4 after discount, commissions and expenses. Commissions and expenses of $5.5 were included in the carrying value of the notes.
(2)	On June 29, 2022 the company amended and restated its $2.0 billion unsecured revolving credit facility with a syndicate of lenders on substantially the same terms which extended the expiry from June 29, 2026 to June 29, 2027. At December 31, 2022 and 2021, the revolving credit facility was undrawn and the company was in compliance with its financial covenants.Non-insurance companies
(3)	On December 28, 2022 AGT extended the maturity of its credit facilities to March 17, 2024.
(4)	Recipe increased its borrowings during 2022 principally as a result of the privatization transaction described in note 23.
(5)	On July 5, 2022 the company consolidated Grivalia Hospitality as described in note 23, including its borrowings of $111.3 at December 31, 2022.

Changes in the carrying values of borrowings for the years ended December 31 were as follows:

	2022				2021
		Insurance				Insurance
		and	Non-			and	Non-
	Holding	reinsurance	insurance		Holding	reinsurance	insurance
	company	companies	companies	Total	company	companies	companies	Total
Balance – January 1	5,338.6	790.7	1,623.7	7,753.0	5,580.6	1,033.4	2,200.0	8,814.0
Cash inflows from issuances	743.4	—	47.0	790.4	1,250.0	—	499.1	1,749.1
Cash outflows from repayments	—	(0.3)	(25.3)	(25.6)	(801.2)	(131.7)	(593.9)	(1,526.8)
Net cash inflows (outflows) from credit facilities and short term loans	—	(35.0)	304.1	269.1	(700.0)	(84.3)	(262.0)	(1,046.3)
Non-cash changes:
Acquisition of subsidiaries (note 23)	—	—	137.1	137.1	—	—	—	—
Deconsolidation of subsidiary (note 23)	—	—	—	—	—	(22.5)	(187.4)	(209.9)
Loss on redemption	—	—	—	—	45.7	—	(0.1)	45.6
Foreign exchange effect and other	(194.4)	(22.0)	(82.7)	(299.1)	(36.5)	(4.2)	(32.0)	(72.7)
Balance – December 31	5,887.6	733.4	2,003.9	8,624.9	5,338.6	790.7	1,623.7	7,753.0

Principal repayments on borrowings are due as follows:

	2023	2024	2025	2026	2027	Thereafter	Total
Holding company	—	282.5	258.3	423.9	479.7	4,488.2	5,932.6
Insurance and reinsurance companies	0.3	0.3	510.3	0.3	0.3	216.2	727.7
Non-insurance companies	371.8	748.2	33.7	30.9	30.4	798.2	2,013.2
Total	372.1	1,031.0	802.3	455.1	510.4	5,502.6	8,673.5

Interest Expense

Interest expense in 2022 of $452.8 (2021 – $513.9) was comprised of interest on borrowings by the holding company and the insurance and reinsurance companies of $316.1 (2021 - $356.8, inclusive of a loss on redemption of holding company unsecured senior notes of $45.7), interest on borrowings by the non-insurance companies (which are non-recourse to the holding company) of $89.8 (2021 – $99.2) and accretion of lease liabilities of $46.9 (2021 - $57.9).